Lease (Tables)	12 Months Ended
Nov. 30, 2022
Lease
Schedule Of Operating Lease Assets And Liabilities
November 30, 2022

Assets:
Operating lease right-of-use asset	$151,471

Liabilities:
Current:
Operating lease liability	$165,441

Total lease liability	$165,441

Schedule Of discount rates
November 30, 2022

Remaining lease term (months)	12
Estimated incremental borrowing rate	11.4%

Schedule future minimum lease payments
November 30, 2022
Lease payments from December 1, 2022 - November 30, 2023	$175,821
Less imputed interest (December 1, 2022 - November)	10,380
Present value of lease liabilities	$165,441